Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 23,806	$ 20,935	$ 69,615	$ 58,298
Interest expense	16,227	13,646	47,083	35,848
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	2,173	2,113	6,670	5,666
Interest expense	3,288	2,730	9,448	6,649
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	21,552	18,743	62,710	52,420
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	20,586	17,866	59,846	50,027
Interest expense	12,939	10,916	37,635	29,199
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	966	877	2,864	2,393
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 81	$ 79	$ 235	$ 212